Acquisitions and Divestitures - Allocation of Purchase Price (Details) $ / shares in Units, shares in Thousands, $ in Thousands		1 Months Ended	11 Months Ended
	Apr. 15, 2021 USD ($) $ / shares shares	Feb. 05, 2021 USD ($)	Dec. 31, 2021 USD ($)
Liabilities assumed:
Gain on bargain purchase		$ 0	$ 62,305
Noble Finance Company [Member] | Pacific Drilling
Business Acquisition [Line Items]
Pacific Drilling membership interests outstanding (in shares) | shares	2,500
Business acquisition, membership interest conversion ratio	6.366
Preliminary purchase price allocation, membership interests (in shares) | shares	15,915
Pacific Drilling warrants outstanding (in shares) | shares	441
Business acquisition, warrants conversion ratio	1.553
Preliminary purchase price allocation, warrants (in shares) | shares	685
Number of shares received by acquiree (in shares) | shares	16,600
Noble common stock price on April 15, 2021 (in USD per share) | $ / shares	$ 21.55
Total consideration	$ 357,662
Assets acquired:
Cash and cash equivalents	54,970
Accounts receivable	17,457
Taxes receivable	1,585
Prepaid expenses and other current assets	14,081
Total current assets	88,093
Property and equipment, net	346,167
Assets held for sale	30,063
Other assets	457
Total assets acquired	464,780
Liabilities assumed:
Accounts payable	18,603
Other current liabilities	2,900
Accrued payroll and related costs	16,128
Taxes payable	1,951
Total current liabilities	39,582
Deferred income taxes	798
Other liabilities	4,433
Total liabilities assumed	44,813
Net assets acquired	419,967
Gain on bargain purchase	62,305
Purchase price consideration	$ 357,662